Summary of Significant Accounting Policies (Details) - Schedule of receivables from broker-dealers and clearing organizations - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of receivables from broker-dealers and clearing organizations [Line Items]
Receivables from broker-dealers and clearing organizations	$ 1,971,101	$ 2,360,157
Futures Customer Accounts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of receivables from broker-dealers and clearing organizations [Line Items]
Receivables from broker-dealers and clearing organizations	1,844,613	2,112,402
Securities Customer Accounts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of receivables from broker-dealers and clearing organizations [Line Items]
Receivables from broker-dealers and clearing organizations	32,692	84,333
Securities Proprietary Trading [Member]
Summary of Significant Accounting Policies (Details) - Schedule of receivables from broker-dealers and clearing organizations [Line Items]
Receivables from broker-dealers and clearing organizations	$ 93,796	$ 163,422